Shareholders' Equity (Details 1)	9 Months Ended
Sep. 30, 2016 $ / shares shares
Schedule of employee and director options outstanding separated into ranges of exercise prices
Options outstanding | shares	5,827,591
Weighted average remaining contractual life (years)	3 years 10 months 6 days
Weighted average price per share	$ 2.47
Options exercisable | shares	2,730,807
Weighted average exercise price per share of exercisable options	$ 2.93
$ 1.56 - $ 2.13 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	1.56
Exercise price per share, upper limit	$ 2.13
Options outstanding | shares	2,317,003
Weighted average remaining contractual life (years)	5 years 4 months 24 days
Weighted average price per share	$ 1.64
Options exercisable | shares	205,696
Weighted average exercise price per share of exercisable options	$ 1.62
$ 2.29 - $ 2.91 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	2.29
Exercise price per share, upper limit	$ 2.91
Options outstanding | shares	1,114,623
Weighted average remaining contractual life (years)	2 years 8 months 9 days
Weighted average price per share	$ 2.66
Options exercisable | shares	854,814
Weighted average exercise price per share of exercisable options	$ 2.65
$ 3.00 - $ 3.14 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.00
Exercise price per share, upper limit	$ 3.14
Options outstanding | shares	1,293,183
Weighted average remaining contractual life (years)	3 years 9 months 7 days
Weighted average price per share	$ 3.03
Options exercisable | shares	727,087
Weighted average exercise price per share of exercisable options	$ 3.05
$ 3.16 - $ 3.32 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.16
Exercise price per share, upper limit	$ 3.32
Options outstanding | shares	595,113
Weighted average remaining contractual life (years)	2 years 11 months 12 days
Weighted average price per share	$ 3.27
Options exercisable | shares	435,541
Weighted average exercise price per share of exercisable options	$ 3.25
$ 3.41 - $ 3.67 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.41
Exercise price per share, upper limit	$ 3.67
Options outstanding | shares	507,669
Weighted average remaining contractual life (years)	7 months 13 days
Weighted average price per share	$ 3.48
Options exercisable | shares	507,669
Weighted average exercise price per share of exercisable options	$ 3.48